INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
INCOME TAXES

NOTE 10. – INCOME TAXES

The provision for income taxes for the six months ended June 30, 2011 and 2010 is summarized as follows:

	Six Months Ended June 30,
	2011	2010
	(Unaudited)	(Unaudited)
Current:
Federal	$—	$—
State	—	—

Deferred:
Federal	(86,044)	90,864
State	(7,990)	8,437

Increase (Decrease) in valuation allowance	94,034	(99,301)

Total provision (benefit) for income taxes	$—	$—

The income tax benefit for the six months ended June 30, 2011 was not booked due to the uncertainty of future profitable operations necessary to realize the benefit. The income tax provision for the six months ended June 30, 2010 was offset by available net operating loss carry-forwards. However, management expects those available credits to be exhausted during 2012.

The provision for income taxes for the six months ended June 30, 2011 and 2010 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	June 30,
	2011	2010

Expected provision(benefit) at statutory rate	35.0%	35.0%
State taxes	3.3%	3.3%
Valuation allowance for Net Loss	-38.3%	-38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at June 30, 2011 and December 31, 2010 are as follows:

	June 30, 2011	December 31, 2010
	(Unaudited)
Deferred tax assets:
Net operating loss carry-forwards	$253,317	$159,284
	—	—
Total deferred tax assets	253,317	159,284
Valuation allowance	(253,317)	(159,284)
Net deferred tax assets	$—	$—

As of June 30, 2011 and December 31, 2010 the Company had a valuation allowance on its deferred tax assets of $253,317 and $159,284, which relates to net operating losses. The pro forma valuation allowance increased $94,033 in 2011-YTD. The increase was attributable to accumulated net operating losses in the period.

As of June 30, 2011 and December 31, 2010, the Company had net operating loss carry-forwards of $714,167 and $466,035, respectively. Unused net operating loss carry-forwards will expire at various dates beginning 2029.

NOTE 10. – INCOME TAXES

The provision for income taxes for the year ended December 31, 2010 and 2009 is summarized as follows:

	2010	2009
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	(35,136)	(110,519)
State	(3,194)	(10,435)
Increase (Decrease) in valuation allowance	38,330	120,954

Total provision (benefit) for income taxes	$—	$—

The provision for income taxes for the year ended December 31, 2010 was offset by available net operating loss carry-forwards. However, management expects those available credits to be exhausted during 2011.

The provision for income taxes for the year ended December 31, 2010 and 2009 differs from the amount computed by applying the federal statutory rate to income (loss) before provision (benefit) for income taxes as follows:

	2010	2009

Expected provision(benefit) at statutory rate	35.0%	35.0%
State taxes	3.3%	3.3%
Valuation allowance for Net Loss	-38.3%	-38.3%

Total provision (benefit) for income taxes	0.0%	0.0%

Deferred income taxes reflect the net tax effect of tax carry forward items and the temporary differences between the recognition of income and expenses for financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax assets and liabilities at December31, 2010 and December 31, 2009 are as follows:

	2010	2009
Deferred tax assets:
Net operating loss carry-forwards	$159,284	$120,954
	—	—
Total deferred tax assets	159,284	120,954
Valuation allowance	(159,284)	(120,954)
Net deferred tax assets	$—	$—

As of December 31, 2010 and December 31, 2009 the Company had a valuation allowance on its deferred tax assets of $159,284 and $120,954, which relates to net operating losses. The pro forma valuation allowance increased $38,330 in the year ended December 31, 2010. The increase in 2010-YTD was attributable to accumulated net operating losses in year ended December 31, 2010.

As of December 31, 2010 and December 31, 2009, the Company had net operating loss carry-forwards of $466,035 and $316,222, respectively. Unused net operating loss carry-forwards will expire at various dates beginning 2029.

As of December 31, 2010 and 2009, the Company had no unrecognized tax benefit and accordingly no related accrued interest or penalties.